John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 96.7%		$1,921,539,239
(Cost $1,524,693,774)
Communication services 5.4%		107,016,694
Diversified telecommunication services 0.7%
AT&T, Inc.	200,990	5,778,463
Verizon Communications, Inc.	125,921	7,606,888
Entertainment 0.8%
The Walt Disney Company	114,516	16,949,513
Media 3.9%
Comcast Corp., Class A	702,912	35,314,299
Fox Corp., Class B	500,481	14,203,651
News Corp., Class A	1,539,030	27,163,880
Consumer discretionary 3.9%		77,661,296
Auto components 0.1%
Magna International, Inc.	42,500	2,610,350
Automobiles 0.9%
General Motors Company	96,913	4,248,666
Volkswagen AG, ADR (A)	808,488	13,651,320
Hotels, restaurants and leisure 1.2%
Las Vegas Sands Corp.	348,769	19,429,921
Marriott International, Inc., Class A	15,300	1,941,111
McDonald's Corp.	12,413	2,699,083
Royal Caribbean Cruises, Ltd.	4,250	334,943
Leisure products 0.7%
Mattel, Inc. (A)(B)	864,269	13,387,527
Multiline retail 0.7%
Kohl's Corp. (A)	407,506	13,121,693
Specialty retail 0.3%
The TJX Companies, Inc.	98,200	6,236,682
Consumer staples 7.3%		145,390,225
Beverages 0.6%
The Coca-Cola Company	220,416	11,373,466
Food and staples retailing 0.5%
Walmart, Inc.	67,347	10,289,948
Food products 3.4%
Bunge, Ltd.	91,729	5,401,921
Conagra Brands, Inc.	737,156	26,950,423
Mondelez International, Inc., Class A	17,026	978,144
Tyson Foods, Inc., Class A	528,769	34,475,739
Household products 1.0%
Kimberly-Clark Corp.	146,221	20,370,048
Tobacco 1.8%
Philip Morris International, Inc.	469,314	35,550,536
Energy 6.8%		135,664,002
Energy equipment and services 0.6%
Halliburton Company	708,775	11,758,577
Oil, gas and consumable fuels 6.2%
Chevron Corp.	52,203	4,551,058
ConocoPhillips	68,000	2,690,080
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	395,081	$12,330,478
EOG Resources, Inc.	325,600	15,264,128
Exxon Mobil Corp.	378,577	14,435,141
Hess Corp.	75,832	3,577,754
Occidental Petroleum Corp.	142,163	2,240,489
Targa Resources Corp.	587,531	13,806,979
TC Energy Corp.	384,306	16,882,563
TOTAL SE, ADR	904,764	38,126,755
Financials 20.2%		401,265,408
Banks 6.3%
Bank of America Corp.	213,929	6,024,241
Fifth Third Bancorp	1,093,618	27,712,280
JPMorgan Chase & Co.	152,869	18,020,198
The PNC Financial Services Group, Inc.	152,048	20,993,267
Wells Fargo & Company	1,936,704	52,968,854
Capital markets 5.0%
Franklin Resources, Inc. (A)	273,219	6,008,086
Morgan Stanley	656,959	40,619,775
Raymond James Financial, Inc.	141,748	12,891,981
State Street Corp.	363,304	25,605,666
The Charles Schwab Corp.	146,362	7,139,538
The Goldman Sachs Group, Inc.	30,900	7,124,922
Diversified financial services 0.8%
Equitable Holdings, Inc.	615,655	15,625,324
Insurance 8.1%
American International Group, Inc.	1,020,482	39,227,328
Chubb, Ltd.	306,182	45,262,885
Loews Corp.	642,419	26,923,780
Marsh & McLennan Companies, Inc.	41,972	4,811,670
MetLife, Inc.	864,538	39,915,719
Willis Towers Watson PLC	21,086	4,389,894
Health care 13.1%		259,824,126
Biotechnology 2.5%
AbbVie, Inc.	348,547	36,451,045
Biogen, Inc. (B)	18,200	4,371,094
Gilead Sciences, Inc.	154,371	9,365,689
Health care equipment and supplies 3.5%
Becton, Dickinson and Company	114,170	26,811,683
Medtronic PLC	283,620	32,247,594
Zimmer Biomet Holdings, Inc.	65,694	9,796,289
Health care providers and services 3.1%
Anthem, Inc.	107,560	33,507,091
CVS Health Corp.	413,358	28,021,539
Pharmaceuticals 4.0%
GlaxoSmithKline PLC	380,783	6,911,138
GlaxoSmithKline PLC, ADR	109,752	4,037,776
Johnson & Johnson	180,436	26,105,480
Merck & Company, Inc.	110,900	8,915,251
Pfizer, Inc.	698,898	26,774,782
Sanofi, ADR	107,003	5,371,551
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc. (B)	67,546	$1,136,124
Industrials 12.3%		244,699,418
Aerospace and defense 2.9%
L3Harris Technologies, Inc.	155,619	29,877,292
The Boeing Company	131,976	27,808,663
Air freight and logistics 2.4%
United Parcel Service, Inc., Class B	278,377	47,621,953
Airlines 0.3%
Alaska Air Group, Inc.	129,017	6,575,996
Building products 0.5%
Johnson Controls International PLC	220,660	10,159,186
Commercial services and supplies 0.8%
Stericycle, Inc. (B)	232,547	16,380,611
Electrical equipment 0.3%
Emerson Electric Company	78,302	6,015,160
nVent Electric PLC	19,600	450,800
Industrial conglomerates 2.6%
General Electric Company	4,987,651	50,774,287
Machinery 1.9%
Caterpillar, Inc.	68,600	11,908,274
Cummins, Inc.	12,100	2,797,157
Flowserve Corp.	42,585	1,451,297
PACCAR, Inc.	91,605	7,975,131
Snap-on, Inc.	73,205	12,873,099
Professional services 0.6%
Nielsen Holdings PLC	744,002	12,030,512
Information technology 9.6%		191,253,818
Communications equipment 1.6%
Cisco Systems, Inc.	738,385	31,765,323
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	49,100	5,595,927
Semiconductors and semiconductor equipment 6.1%
Applied Materials, Inc.	337,517	27,838,402
NXP Semiconductors NV	46,904	7,430,532
QUALCOMM, Inc.	431,078	63,441,746
Texas Instruments, Inc.	139,605	22,511,306
Software 1.6%
Citrix Systems, Inc.	42,400	5,254,208
Microsoft Corp.	124,657	26,685,324
Technology hardware, storage and peripherals 0.0%
Western Digital Corp.	16,289	731,050
Materials 6.1%		121,433,681
Chemicals 4.4%
Akzo Nobel NV	42,271	4,476,099
CF Industries Holdings, Inc.	875,490	32,655,777
DuPont de Nemours, Inc.	710,248	45,058,133
PPG Industries, Inc.	33,483	4,914,300
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.7%
International Paper Company	693,803	$34,329,372
Real estate 4.2%		83,754,937
Equity real estate investment trusts 4.2%
Equity Residential	376,464	21,804,795
Rayonier, Inc.	573,187	16,146,678
SL Green Realty Corp.	164,508	9,525,013
Welltower, Inc.	46,600	2,934,868
Weyerhaeuser Company	1,148,195	33,343,583
Utilities 7.8%		153,575,634
Electric utilities 4.6%
Duke Energy Corp.	32,100	2,974,386
Edison International	343,592	21,082,805
NextEra Energy, Inc.	185,917	13,681,632
The Southern Company	895,352	53,586,817
Multi-utilities 3.2%
Ameren Corp.	145,100	11,285,878
NiSource, Inc.	1,443,291	34,927,642

Sempra Energy	125,796	16,036,474
Preferred securities 1.9%		$37,350,430
(Cost $36,757,431)
Health care 0.4%		8,085,700
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (A)	155,914	8,085,700
Utilities 1.5%		29,264,730
Electric utilities 0.8%
NextEra Energy, Inc., 5.279%	140,565	6,855,355
The Southern Company, 6.750%	174,337	8,680,239
Multi-utilities 0.7%
Sempra Energy, 6.000%	102,426	10,504,811
Sempra Energy, 6.750%	31,177	3,224,325

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.3%				$5,446,134
(Cost $4,775,891)
Financials 0.3%				5,446,134
Insurance 0.3%
AXA SA (C)	7.250	05-15-21	4,801,000	5,446,134

	Shares	Value
Warrants 0.0%		$221,632
(Cost $243,622)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	43,119	221,632

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

	Yield (%)	Shares	Value
Short-term investments 1.6%			$31,476,674
(Cost $31,463,059)
Short-term funds 1.6%			31,476,674
John Hancock Collateral Trust (D)	0.1952(E)	1,177,307	11,781,545
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(E)	1,500,030	1,500,030
T. Rowe Price Government Reserve Fund	0.0904(E)	18,195,099	18,195,099

Total investments (Cost $1,597,933,777) 100.5%	$1,996,034,109
Other assets and liabilities, net (0.5%)	(10,494,340)
Total net assets 100.0%	$1,985,539,769

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $11,532,605.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following country composition as a percentage of net assets on 11-30-20:
United States	89.7%
Switzerland	2.5%
France	2.5%
Ireland	1.6%
Canada	1.6%
Other countries	2.1%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$107,016,694	$107,016,694	—	—
Consumer discretionary	77,661,296	77,661,296	—	—
Consumer staples	145,390,225	145,390,225	—	—
Energy	135,664,002	135,664,002	—	—
Financials	401,265,408	401,265,408	—	—
Health care	259,824,126	252,912,988	$6,911,138	—
Industrials	244,699,418	244,699,418	—	—
Information technology	191,253,818	191,253,818	—	—
Materials	121,433,681	116,957,582	4,476,099	—
Real estate	83,754,937	83,754,937	—	—
Utilities	153,575,634	153,575,634	—	—
Preferred securities	37,350,430	37,350,430	—	—
Convertible bonds	5,446,134	—	5,446,134	—
Warrants	221,632	221,632	—	—
Short-term investments	31,476,674	31,476,674	—	—
Total investments in securities	$1,996,034,109	$1,979,200,738	$16,833,371	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,177,307	$44,936,717	$28,424,482	$(61,574,412)	$752	$(5,994)	$17,744	—	$11,781,545
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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